Loans and Allowance for Credit Losses, Loans by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
High value properties, threshold	$ 1
Loans by Loan to Value [Abstract]
Loans	887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Purchase credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		568
Total Consumer [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	75,172
Term loans by origination year, 2019	60,307
Term loans by origination year, 2018	22,816
Term loans by origination year, 2017	29,673
Term loans by origination year, 2016	35,869
Term loans by origination year, Prior	97,314
Revolving loans	79,347
Revolving loans converted to term loans	8,722
Loans	409,220	446,546	439,705	453,382	461,068
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		445,978
Total Consumer [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		11,170
Total Consumer [Member] | Purchase credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		568
Total Consumer [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		$ 568
Total Consumer [Member] | LTV greater than 80% [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, percent of debt-to-value ratio		9.00%
Residential mortgage [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	53,972
Term loans by origination year, 2019	44,077
Term loans by origination year, 2018	15,758
Term loans by origination year, 2017	25,835
Term loans by origination year, 2016	33,051
Term loans by origination year, Prior	96,349
Revolving loans	22,677
Revolving loans converted to term loans	8,241
Loans	299,960	$ 323,356
Residential mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		322,788
Residential mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		11,170
Residential mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		568
Residential mortgage [Member] | LTV 0-60% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		166,081
Residential mortgage [Member] | LTV 60.01-80% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		124,458
Residential mortgage [Member] | LTV 80.01-100% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		17,441
Residential mortgage [Member] | LTV 100.01-120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		1,838
Residential mortgage [Member] | LTV greater than 120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		674
Residential mortgage [Member] | No LTV/CLTV available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		1,126
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	53,950
Term loans by origination year, 2019	44,038
Term loans by origination year, 2018	15,717
Term loans by origination year, 2017	25,796
Term loans by origination year, 2016	33,019
Term loans by origination year, Prior	95,160
Revolving loans	6,934
Revolving loans converted to term loans	2,060
Loans	276,674	293,847	285,065	284,054	275,579
Real estate 1-4 family first mortgage [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	215
Term loans by origination year, 2019	639
Term loans by origination year, 2018	904
Term loans by origination year, 2017	1,076
Term loans by origination year, 2016	2,367
Term loans by origination year, Prior	25,039
Revolving loans	0
Revolving loans converted to term loans	0
Loans	30,240
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		293,292
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		11,170
Real estate 1-4 family first mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		555
Real estate 1-4 family first mortgage [Member] | LTV 0-60% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	16,582
Term loans by origination year, 2019	15,449
Term loans by origination year, 2018	6,065
Term loans by origination year, 2017	13,190
Term loans by origination year, 2016	21,097
Term loans by origination year, Prior	59,291
Revolving loans	4,971
Revolving loans converted to term loans	1,587
Loans	138,232
Real estate 1-4 family first mortgage [Member] | LTV 0-60% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		151,478
Real estate 1-4 family first mortgage [Member] | LTV 60.01-80% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	34,639
Term loans by origination year, 2019	24,736
Term loans by origination year, 2018	7,724
Term loans by origination year, 2017	10,745
Term loans by origination year, 2016	8,970
Term loans by origination year, Prior	9,333
Revolving loans	1,323
Revolving loans converted to term loans	326
Loans	97,796
Real estate 1-4 family first mortgage [Member] | LTV 60.01-80% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		114,795
Real estate 1-4 family first mortgage [Member] | LTV 80.01-100% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	2,332
Term loans by origination year, 2019	2,975
Term loans by origination year, 2018	900
Term loans by origination year, 2017	654
Term loans by origination year, 2016	441
Term loans by origination year, Prior	1,003
Revolving loans	425
Revolving loans converted to term loans	100
Loans	8,830
Real estate 1-4 family first mortgage [Member] | LTV 80.01-100% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		13,867
Real estate 1-4 family first mortgage [Member] | LTV 100.01-120% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	41
Term loans by origination year, 2019	106
Term loans by origination year, 2018	45
Term loans by origination year, 2017	40
Term loans by origination year, 2016	41
Term loans by origination year, Prior	168
Revolving loans	117
Revolving loans converted to term loans	26
Loans	584
Real estate 1-4 family first mortgage [Member] | LTV 100.01-120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		860
Real estate 1-4 family first mortgage [Member] | LTV greater than 120% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	31
Term loans by origination year, 2019	41
Term loans by origination year, 2018	16
Term loans by origination year, 2017	19
Term loans by origination year, 2016	16
Term loans by origination year, Prior	78
Revolving loans	44
Revolving loans converted to term loans	8
Loans	253
Real estate 1-4 family first mortgage [Member] | LTV greater than 120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		338
Real estate 1-4 family first mortgage [Member] | No LTV/CLTV available [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	110
Term loans by origination year, 2019	92
Term loans by origination year, 2018	63
Term loans by origination year, 2017	72
Term loans by origination year, 2016	87
Term loans by origination year, Prior	248
Revolving loans	54
Revolving loans converted to term loans	13
Loans	739
Real estate 1-4 family first mortgage [Member] | No LTV/CLTV available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		784
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	41
Term loans by origination year, 2017	39
Term loans by origination year, 2016	32
Term loans by origination year, Prior	1,189
Revolving loans	15,743
Revolving loans converted to term loans	6,181
Loans	23,286	29,509	$ 34,398	$ 39,713	$ 46,237
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member]
Loans by Loan to Value [Abstract]
Loans		29,496
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		0
Real estate 1-4 family junior lien mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		13
Real estate 1-4 family junior lien mortgage [Member] | LTV 0-60% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	548
Revolving loans	8,626
Revolving loans converted to term loans	3,742
Loans	12,916
Real estate 1-4 family junior lien mortgage [Member] | LTV 0-60% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		14,603
Real estate 1-4 family junior lien mortgage [Member] | LTV 60.01-80% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	335
Revolving loans	5,081
Revolving loans converted to term loans	1,554
Loans	6,970
Real estate 1-4 family junior lien mortgage [Member] | LTV 60.01-80% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		9,663
Real estate 1-4 family junior lien mortgage [Member] | LTV 80.01-100% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	187
Revolving loans	1,507
Revolving loans converted to term loans	641
Loans	2,335
Real estate 1-4 family junior lien mortgage [Member] | LTV 80.01-100% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		3,574
Real estate 1-4 family junior lien mortgage [Member] | LTV 100.01-120% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	59
Revolving loans	376
Revolving loans converted to term loans	156
Loans	591
Real estate 1-4 family junior lien mortgage [Member] | LTV 100.01-120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		978
Real estate 1-4 family junior lien mortgage [Member] | LTV greater than 120% [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	15
Revolving loans	128
Revolving loans converted to term loans	50
Loans	193
Real estate 1-4 family junior lien mortgage [Member] | LTV greater than 120% [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		336
Real estate 1-4 family junior lien mortgage [Member] | No LTV/CLTV available [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	41
Term loans by origination year, 2017	39
Term loans by origination year, 2016	32
Term loans by origination year, Prior	45
Revolving loans	25
Revolving loans converted to term loans	38
Loans	$ 281
Real estate 1-4 family junior lien mortgage [Member] | No LTV/CLTV available [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Loans by Loan to Value [Abstract]
Loans		$ 342